Net Finance Expense - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Finance Income Expense Explanatory [Abstract]
Interest expenses on lease liabilitites	$ 59	$ 90